Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Interest, Dividend and Fee Income
Loans	$ 3,916	$ 3,849	$ 4,204	$ 11,794	$ 13,856
Securities (Note 2)	929	1,002	1,249	2,921	3,971
Deposits with banks	50	50	49	144	343
Interest, Dividend and Fee Income	4,895	4,901	5,502	14,859	18,170
Interest Expense
Deposits	745	817	1,292	2,483	5,157
Subordinated debt	44	51	65	153	201
Other liabilities	585	578	610	1,669	2,371
Interest Expense	1,374	1,446	1,967	4,305	7,729
Net Interest Income	3,521	3,455	3,535	10,554	10,441
Non-Interest Revenue
Securities commissions and fees	264	300	260	849	789
Deposit and payment service charges	319	306	299	930	916
Trading revenues	135	47	68	394	(8)
Lending fees	348	343	309	1,047	956
Card fees	113	122	85	316	264
Investment management and custodial fees	502	476	455	1,460	1,341
Mutual fund revenues	406	396	348	1,176	1,062
Underwriting and advisory fees	411	404	287	1,073	811
Securities gains, other than trading	198	111	31	411	84
Foreign exchange gains, other than trading	41	63	21	128	89
Insurance revenues	1,137	(163)	1,321	1,718	2,035
Investments in associates and joint ventures	67	60	52	183	112
Other	100	156	118	374	308
Non-Interest Revenue	4,041	2,621	3,654	10,059	8,759
Total Revenue	7,562	6,076	7,189	20,613	19,200
Provision for Credit Losses (Note 3)	(70)	60	1,054	146	2,521
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	984	(283)	1,189	1,302	1,708
Non-Interest Expense
Employee compensation (Note 8)	2,102	2,042	1,964	6,263	5,994
Premises and equipment	829	863	785	2,496	2,348
Amortization of intangible assets	157	158	154	471	461
Travel and business development	101	97	57	264	296
Communications	63	72	71	199	233
Professional fees	140	147	135	423	396
Other (Note 12)	292	1,030	278	1,590	901
Non-Interest Expense	3,684	4,409	3,444	11,706	10,629
Income Before Provision for Income Taxes	2,964	1,890	1,502	7,459	4,342
Provision for income taxes (Note 10)	689	587	270	1,864	829
Net Income	$ 2,275	$ 1,303	$ 1,232	$ 5,595	$ 3,513
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 3.42	$ 1.91	$ 1.81	$ 8.36	$ 5.18
Diluted	3.41	1.91	1.81	8.35	5.18
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.06	$ 1.06	$ 1.06	$ 3.18	$ 3.18